Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

								COMPANY
			AVERAGE	AVERAGE				SELECTED
			SUMMARY	COMP.	VALUE OF INITIAL FIXED $100			MEASURE:
			COMP. TABLE	ACTUALLY PAID	INVESTMENT BASED ON:			ADJUSTED
	SUMMARY	COMP.	TOTAL FOR	TO NON-PEO		PEER GROUP(3)		EARNINGS
	COMP. TABLE	ACTUALLY	NON-PEO NAMED	NAMED	TOTAL	TOTAL	NET	PER
	TOTAL FOR	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME	DILUTED
YEAR	PEO(1)	PEO(1)	OFFICERS(2)	OFFICERS(2)	RETURN	RETURN	(in millions)	SHARE
2023	$12,472,955	$15,222,098	$4,903,304	$6,491,421	$120	$120	$1,270	$7.50
2022	$8,867,377	$238,659	$2,280,483	$(26,911)	$99	$101	$1,028	$6.22
2021	$13,199,616	$22,568,453	$3,035,088	$5,267,224	$133	$135	$1,420	$6.77
2020	$15,903,993	$16,689,353	$3,607,399	$3,526,539	$110	$112	$1,056	$6.12

(1)	The principal executive officer was Mr. McGarry for years 2020-2022 and the principal executive officer for 2023 was Mr. Knavish.
(2)	The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for years 2020-2022. For 2023 the non-principal executive officer named executive officers were Mr. McGarry, Mr. Morales, Ms. Foulkes and Mr. Vadlamannati. Ms. Ericson was included as a non-principal executive officer named executive officer for 2023.
(3)	The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name	Adjusted earnings per diluted share
Named Executive Officers, Footnote
(1)	The principal executive officer was Mr. McGarry for years 2020-2022 and the principal executive officer for 2023 was Mr. Knavish.
(2)	The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for years 2020-2022. For 2023 the non-principal executive officer named executive officers were Mr. McGarry, Mr. Morales, Ms. Foulkes and Mr. Vadlamannati. Ms. Ericson was included as a non-principal executive officer named executive officer for 2023.

Peer Group Issuers, Footnote
(3)	The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 12,472,955	$ 8,867,377	$ 13,199,616	$ 15,903,993
PEO Actually Paid Compensation Amount	$ 15,222,098	238,659	22,568,453	16,689,353
Adjustment To PEO Compensation, Footnote

A reconciliation of PEO SCT total compensation to CAP is provided in the following table.

PEO SCT Total Compensation to CAP Reconciliation (2020-2023)

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE
					FAIR VALUE	VALUE OF	FROM BOY TO
					OF EQUITY	AWARDS	VESTING DATE
					AWARDS	GRANTED IN	OF AWARDS
					GRANTED	ANY PRIOR	GRANTED IN
			PLUS		DURING YEAR	YEAR	ANY PRIOR
		MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT
	SCT	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED
	TOTAL FOR	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	PEO
YEAR	PEO	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	CAP
2023	$12,472,955	$(312,592)	$—	$(7,499,749)	$9,111,166	$744,589	$705,729	$15,222,098
2022	$8,867,377	$4,368,862	$—	$(10,000,026)	$7,834,096	$(4,197,554)	$(6,634,096)	$238,659
2021	$13,199,616	$218,598	$—	$(9,400,002)	$10,917,328	$4,275,913	$3,357,000	$22,568,453
2020	$15,903,993	$(4,289,632)	$180,279	$(8,249,709)	$11,073,569	$1,559,781	$511,072	$16,689,353

"EOY" = end of Year; "BOY" = Beginning of Year

Non-PEO NEO Average Total Compensation Amount	$ 4,903,304	2,280,483	3,035,088	3,607,399
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,491,421	(26,911)	5,267,224	3,526,539
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of average non-PEO SCT total compensation to CAP is provided in the following table.

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation (2020-2023)

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE	MINUS FAIR
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE	VALUE AT
					FAIR VALUE	VALUE OF	FROM BOY TO	BOY OF
					OF EQUITY	AWARDS	VESTING DATE	AWARDS
					AWARDS	GRANTED IN	OF AWARDS	GRANTED
					GRANTED	ANY PRIOR	GRANTED IN	IN PRIOR
			PLUS		DURING YEAR	YEAR	ANY PRIOR	YEAR THAT
	SCT	MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT	WERE
	TOTAL FOR	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED	FORFEITED	NON-PEO
	NON-PEO	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	DURING	NEOs
YEAR	NEOs	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	THE YEAR	CAP
2023	$4,903,304	$(245,779)	$—	$(2,279,917)	$2,546,287	$753,488	$814,038	$—	$6,491,421
2022	$2,280,483	$846,793	$—	$(1,970,003)	$1,253,448	$(546,994)	$(815,908)	$(1,074,730)	$(26,911)
2021	$3,035,088	$105,473	$—	$(1,724,948)	$2,003,403	$1,388,365	$459,843	$—	$5,267,224
2020	$3,607,399	$(995,665)	$117,478	$(1,399,950)	$1,879,152	$201,719	$116,406	$—	$3,526,539

"EOY" = end of Year; "BOY" = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return

As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income

As shown in the chart below, the PEO and other NEOs’ CAP amounts are aligned with the Company’s net income. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. In addition, the Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure

The chart below compares the PEO and the other non-PEO NEOs’ CAP to PPG’s company-selected measure, adjusted earnings per diluted share, which indicates there is a very strong relationship between adjusted earnings per diluted share and CAP. This is due primarily to the Company’s use of equity incentives, which are tied directly to earnings per share in addition to the Company’s stock price and cash flow performance.

Total Shareholder Return Vs Peer Group

As shown in the chart below, the Company’s TSR performance for the immediately preceding three years was aligned with the companies included in the peer group, and when the six-year TSR is compared to peers, the Company has outperformed the peers.

The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co.

Tabular List, Table

The three items listed below represent the most important financial performance measures used by PPG to link compensation actually paid to our named executive officers for 2023 to the Company’s performance:

MOST IMPORTANT PERFORMANCE MEASURES
Adjusted earnings per diluted share
Cash flow return on capital
Total shareholder return

Total Shareholder Return Amount	$ 120	99	133	110
Peer Group Total Shareholder Return Amount	120	101	135	112
Net Income (Loss)	$ 1,270,000,000	$ 1,028,000,000	$ 1,420,000,000	$ 1,056,000,000
Company Selected Measure Amount | $ / shares	7.50	6.22	6.77	6.12
PEO Name	Mr. Knavish
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per diluted share
Measure:: 2
Pay vs Performance Disclosure
Name	Cash flow return on capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
PEO | MINUS SCT CHANGE IN PENSION VALUE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (312,592)	$ 4,368,862	$ 218,598	$ (4,289,632)
PEO | PLUS PENSION VALUE SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				180,279
PEO | MINUS SCT EQUITY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,499,749)	(10,000,026)	(9,400,002)	(8,249,709)
PEO | PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,111,166	7,834,096	10,917,328	11,073,569
PEO | PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,589	(4,197,554)	4,275,913	1,559,781
PEO | PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	705,729	(6,634,096)	3,357,000	511,072
Non-PEO NEO | MINUS SCT CHANGE IN PENSION VALUE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,779)	846,793	105,473	(995,665)
Non-PEO NEO | PLUS PENSION VALUE SERVICE COST
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				117,478
Non-PEO NEO | MINUS SCT EQUITY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,279,917)	(1,970,003)	(1,724,948)	(1,399,950)
Non-PEO NEO | PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,546,287	1,253,448	2,003,403	1,879,152
Non-PEO NEO | PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	753,488	(546,994)	1,388,365	201,719
Non-PEO NEO | PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 814,038	(815,908)	$ 459,843	$ 116,406
Non-PEO NEO | MINUS FAIR VALUE AT BOY OF AWARDS GRANTED IN PRIOR YEAR THAT WERE FORFEITED DURING THE YEAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,074,730)